Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss for the year	$ (41,960,484)	$ (977,635)	$ (3,210,504)
Add (deduct) items not affecting cash:
Amortization of plant and equipment	6,592	6,053	0
Change in value of warrant derivative liability	36,486,420	(386,940)	(73,532)
Share-based compensation (options)	3,744,172	0	651,692
Government assistance	0	(7,373)	0
Change in value of lease obligations	1,448	(3,337)	0
(Increase) decrease in amounts receivable and prepaid expenses	(112,321)	51,049	(28,291)
Increase (decrease) in accounts payable and accrued liabilities	(89,205)	(69,692)	425,320
Increase (decrease) in provision	563,604	(6,234)	0
Increase (decrease) in share subscriptions received in advance	(68,411)	68,411	0
Net cash used in operating activities	(1,428,185)	(1,325,698)	(2,235,315)
Investing activities
Additions to propferty, plant and equipment	(4,325,642)	0	0
Net cash used in investing activities	(4,325,642)	0	0
Financing activities
Proceeds from issuance of common shares	19,976,571	998,620	2,444,015
Exercise of stock options	560,406	0	0
Exercise of warrants	1,108,200	0	0
Common share issue costs finder shares	0	0	17,966
Common share issue costs	(113,446)	(7,821)	(77,750)
Short term debt	(22,115)	29,486	0
Lease liability principal payments	(6,367)	(4,810)	0
Proceeds from royalty financing	6,330,721	0	0
Net cash provided by financing activities	27,833,970	1,015,475	2,384,231
Effect of exchange rate changes on cash and cash equivalents	134,638	3,197	41,713
Net increase (decrease) in cash and cash equivalents during the year	22,214,781	(307,026)	190,629
Cash and cash equivalents, beginning of year	222,305	529,331	338,702
Cash and cash equivalents, end of year	$ 22,437,086	$ 222,305	$ 529,331